U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM 24F-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2

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1. Name and address of issuer:

Franklin Value Investors Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Balance Sheet Investment Fund
Franklin MicroCap Value Fund
Franklin Value Fund - Class I
Franklin Value Fund - Class II

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3. Investment Company Act File Number: 811-5878

   Securities Act File Number: 33-31326

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4. Last day of fiscal year for which this notice is filed: 10/31/96

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-



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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-



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9. Number and aggregate sale price of securities sold during the fiscal year:

19,375,222 shares ($456,817,680)

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

19,375,222 shares ($456,817,680)

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B.7): n/a


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12. Calculation of registration fee:

      (i)      Aggregate sale price of securities sold
               during the fiscal year in reliance on
               rule 24f-2 (from Item 10):                        $456,817,680

      (ii)     Aggregate price of shares issued in
               connection with dividendreinvestment plans
               (from Item 11, if applicable):               +    n/a

      (iii)    Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                             -    $123,685,939

      (iv)     Aggregate price of shares redeemed or
               repurchased and previously applied as
               a reduction to filing fees pursuant
               to rule 24e-2 (if applicable):               +    -0-

      (v)      Net aggregate price of securities sold and
               issued during the fiscal year in reliance
               on rule 24f-2 [line (i), plus line (ii),
               less line (iii), plus line (iv)]
               (if applicable):                                  $333,131,741

      (vi)     Multiplier prescribed by Section 6(b) of
               the Securities Act of 1933 or other
               applicable law or regulation (see
               Instruction C.6):                            x    1/2900

      (vii)    Fee due [line (i) or line (v) multiplied
               by line (vii)]:                                   $114,873


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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [x]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12/20/96

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By: /s/  LARRY GREENE
         ASSISTANT SECRETARY
         Date 12/20/96




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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                        PHILADELPHIA, PENNSYLVANIA 19103
                                 (215) 564-8000


December 16, 1996


Franklin Value Investors Trust
777 Mariners Island Boulevard
San Mateo, CA  94404

         Re:      Franklin Value Investors Trust

Gentlemen:

                  You have requested our opinion with respect to the shares of beneficial interest sold by Franklin Value Investors Trust (the "Fund") during its fiscal year ended October 31, 1996, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 19,375,222 shares were sold by the Fund during said fiscal year, all of which shares were sold in reliance upon Rule 24f-2.

                  Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interest of the Fund sold and issued by the Fund during its fiscal year ended October 31, 1996, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended were legally issued, fully paid and non-assessable.

                  We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP


/s/  Audrey C. Talley